FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

		Fair value measurements as of
Description	Fair Value Hierarchy	June 30, 2025	June 30, 2024
		Unaudited	Unaudited
Assets:
Cash equivalents:
Money market funds	Level 1	$3,819	$3,909
Marketable securities:
U.S. Treasury	Level 2	$28,875	$32,688